Property and equipment, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property and equipment, net
(13)	Property and equipment, net
The main additions correspond to:

•
Flight equipment: During the year ended December 31, 2019, the Group acquired three Airbus A320N aircraft for $33,500, $31,111 and $30,242 one Boeing
787-9
aircraft for $77,673 recognized as rights of use and one Airbus A300F aircraft, for $14.495. During the year ended December 31, 2018, the Group acquired two aircraft
A-330-300,
two aircraft
A321-200,
one aircraft
B-787
and one aircraft 320 under financial leasing, in the amount of $441,175.

•
Capitalized maintenance: Additions reported for the year ended December 31, 2019 and 2018 correspond mainly to major repairs of the fuselage for $29,944 and $16,441, respectively, and major engine repairs for $189,922 and $197,674, respectively.

•
Reimbursement of predelivery payments (PDP’s): In the item of aircraft advances, as of December 31, 2019 and 2018, the Group capitalized loan costs of $11,401 at an average interest rate of 6.91% and $16,355 at an interest rate average of 7.16%, respectively.

During the year ended December 31, 2019, the Group signed an Aircraft Purchase Agreement Assignment, assigning 3 Boeing
787-9
aircraft to Valderrama Aviation Limited, therefore, $90,312 related to this event were disposal.

•	Others: During the year ended December 31, 2019 the following capitalizations can be highlighted:

•	Aircraft tools: $7,504

•	BFE process-assembly: $6,685

•	Security equipment: $1,838

•	Improvement property $2,056

•	On board service equipment: $682

•	Rights of use IFRS 16- premises and offices: $8,981

•	Hangar: $2,836

•	Ramp machinery and equipment: $5,103

•	Furniture and office equipment $421

•	Communication and computer equipment $643

•	Transport equipment $1,005
Impairment
In the year 2019, the impairment loss of $470,661 represented:

•
Impairment of fleet Embraer
E-190
and Airbus $455,794: During the year 2019, due to the organizational transformation plan called “Avianca 2021”, the Group made the decision to sell 10 Embraer 190, 10 Airbus A318, 2 Airbus A319, 16 Airbus A320, 4 Airbus A321, 2 Airbus A330 and 1 Airbus A330F, in the search for greater fleet standardization, generating benefits and operational efficiencies. The carrying amount ($1,300,032) was lower than the fair value less to cost to sell ($844,238), the impairment was recognized in the consolidated statements of comprehensive income. Then the Group classified these assets to assets held for sale.

•
Administrative properties: Impairment of administrative property located in Venezuela $14,867 taking into consideration the significantly high levels of inflation that exist in Venezuela and the volatility of foreign currency exchange rates resulting from continued political instability, we record the impairment charges of value of our five offices in Venezuela. As a result of these impairment charges, the remaining book value of these administrative properties is zero. In the year 2019 the process of intention to sell these offices was reactivated.

In the year 2018, the impairment loss of $38,881 represented:

•
Impairment of fleet Embraer
E-190
$38,881: The impairment of the residual value was the result of the decision to begin withdrawing our
Embraer-190
fleet from 2019, in the search for greater standardization of the fleet, generating benefits and operational efficiencies. This was recognized in the consolidated statement of comprehensive income. The amount of the impairment value as of December 31, 2018 was based on the fact that this type of fleet has had a very significant decrease in the market value in the current year.

Sale and Leaseback transactions
See changes with application under IFRS
16-Lease
Agreements (see note 4)
During the year ending December 31, 2019, the group have not executed lease back transactions.

During the year ended December 31, 2018, the Group obtained an excess of sale proceeds over the carrying amount for $70,070 related to subsequent sale and lease transactions:

•
Transaction results in a financial lease: $53,990 was recognized as financial leasing and it has been deferred and will be amortized over the term of financing, $5,399 and $4,747 were recognized in the consolidated statement of comprehensive income, as amortization in December 2019 and 2018, respectively.

Administrative property
The Group uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods. This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Group engaged accredited independent appraisals, to assist management determine the fair value of its land and buildings. Land and buildings were revaluated at December 31, 2019 and 2018.
In order to establish the fair value of real estate as of December 31, 2019, the revaluation of land of $(1,376) and buildings of $4,137 originated from the figures determined in the technical studies (valuation) was recognized as a result a final balance of Land is recorded for $ 53,160 and $83,186 for buildings.
If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2019	December 31, 2018
Cost	$102,351	$102,351
Accumulated depreciation	(11,230)	(10,371)

Net carrying amount	$91,121	$91,980

Flight equipment, property and other equipment as of December 31, 2019, and 2018 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276
Adoption IFRS 16 (see note 4)	1,010,200	—	—	—	—	69,533	1,079,733

January 1, 2019	$6,254,360	$791,004	$225,841	$260,000	$135,838	$332,966	$8,000,009
Additions	303,476	219,866	16,196	21,324	—	38,198	599,060
Disposals	(48,381)	(114,323)	(43,207)	(95,848)	—	(46,583)	(348,342)
Transfers	18,237	(8,554)	(5,228)	(4,149)	—	(306)	—
Sale of subsidiaries	(31,270)	(5,424)	(198)	—	—	(2,739)	(39,631)
Transfers to assets held for sale	(1,563,366)	(288,775)	(20,086)	—	—	(2,398)	(1,874,625)
Revaluation	—	—	—	—	2,761	—	2,761

December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Accumulated depreciation:
December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959
Additions	341,699	157,572	20,047	—	2,178	26,780	548,276
Impairment	455,794	—	—	—	14,867	—	470,661
Disposals	(39,166)	(111,793)	(12,960)	—	(347)	(28,396)	(192,662)
Transfers	7,682	(6,985)	(637)	—	—	(60)	—
Sale of subsidiaries	(11,560)	(3,597)	(34)	—	—	(1,741)	(16,932)
Transfers to assets held for sale	(837,420)	(174,200)	(16,377)	—	—	(2,390)	(1,030,387)

December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915

Net:
December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317

Flight equipment, property and other equipment as of December 31, 2018 and 2017 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397
Additions	516,614	238,597	30,098	111,711	1,615	71,437	970,072
Disposals	(81,381)	(3,632)	(22,843)	(11,014)	(3,546)	(48,165)	(170,581)
Transfers	42	420	(481)	—	—	19	—
Transfers to assets held for sale	—	—	—	—	—	(41,402)	(41,402)
Sale of subsidiaries	—	—	—	—	—	(12,762)	(12,762)
Revaluation	—	—	—	—	(20,448)	—	(20,448)

December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276

Accumulated depreciation:
December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381
Additions	192,581	95,460	10,742	—	2,310	23,245	324,338
Disposals	(28,188)	(1,264)	(20,918)	—	(2,075)	(1,065)	(53,510)
Impairment	38,881	—	—	—	—	—	38,881
Transfers	143	—	(146)	—	—	3	—
Transfers to assets held for sale	—	—	—	—	—	(9,573)	(9,573)
Sale of subsidiaries	—	—	—	—	—	(7,558)	(7,558)

December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959

Net:
December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

December 31, 2018	$4,215,969	$426,028	$$168,603	$260,000	$125,049	$117,668	$5,313,317